Note 4 – Acquisitions (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 26, 2023	Aug. 31, 2023	May 31, 2023	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2024	Nov. 27, 2023	Jun. 07, 2023
Business Combination [Line Items]
Shares issued in common control acquisition.				$ 86,725,303			$ 5,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.0001	$ 0.0001
Simplified Companies [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition and Acquired Equity Interests in Acquiree, Percentage								100.00%
Business Combination, Consideration Transferred					$ 2,167,996	$ 2,167,996
Stock Issued During Period, Shares, Acquisitions					5,000,000	4,000.00
Shares issued in common control acquisition.						$ 740,000
[custom:BusinessCombinationCommissionExpenses]						$ 489,557
F A V O Group Of Companies [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition and Acquired Equity Interests in Acquiree, Percentage			100.00%
Business Combination, Consideration Transferred	$ 750,000	$ 1,250,000	$ 14,200,000
Preferred Stock, Par or Stated Value Per Share			$ 0.25
[custom:ProceedsFromIssuanceOfPreferredStock-0]			$ 4,500,000
Payments to Acquire Businesses, Net of Cash Acquired			$ 4,500,000
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash			2,500,000
Business Combination, Recognized Liability Assumed, Deferred Revenue, Current			$ 2,000,000